SEGMENTED INFORMATION - Operating results (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING SEGMENTS
Project evaluation and corporate development	$ (27,484)	$ (35,934)
Share-based compensation	(1,441,940)	(1,611,845)
Total operating expense	(5,953,286)	(5,975,959)
Income from investments	1,011,463	787,597
Loss on disposal of property, plant and equipment	(21,431)
Foreign exchange (loss) gain	772,886	1,408,140
Net (loss) income		(3,780,222)
Equity holders of the Company	(4,190,368)	(3,757,057)
Non-controlling interests		(23,165)
Segment Information Member
OPERATING SEGMENTS
Project evaluation and corporate development	(27,484)	(35,934)
Salaries and benefits	(1,827,478)	(1,708,009)
Share-based compensation	(1,441,940)	(1,611,845)
Other operating expenses	(2,656,384)	(2,620,171)
Total operating expense	(5,953,286)	(5,975,959)
Income from investments	1,011,463	787,597
Loss on disposal of property, plant and equipment	(21,431)
Foreign exchange (loss) gain	772,886	1,408,140
Net (loss) income	(4,190,368)	(3,780,222)
Equity holders of the Company	(4,190,368)	(3,757,057)
Non-controlling interests		(23,165)
Segment Information Member | Corporate
OPERATING SEGMENTS
Project evaluation and corporate development	(27,484)	(33,797)
Salaries and benefits	(1,827,478)	(1,708,009)
Share-based compensation	(1,441,940)	(1,611,845)
Other operating expenses	(2,103,480)	(2,159,652)
Total operating expense	(5,400,382)	(5,513,303)
Income from investments	1,005,662	787,597
Foreign exchange (loss) gain	427,938	903,333
Net (loss) income	(3,966,782)	(3,822,373)
Equity holders of the Company	(3,966,782)	(3,799,208)
Non-controlling interests		(23,165)
Segment Information Member | Silver Sand
OPERATING SEGMENTS
Project evaluation and corporate development		(2,137)
Other operating expenses	(439,196)	(395,883)
Total operating expense	(439,196)	(398,020)
Income from investments	3,230
Loss on disposal of property, plant and equipment	(21,431)
Foreign exchange (loss) gain	427,408	305,019
Net (loss) income	(29,989)	(93,001)
Equity holders of the Company	(29,989)	(93,001)
Segment Information Member | Carangas Project
OPERATING SEGMENTS
Other operating expenses	(106,580)	(51,983)
Total operating expense	(106,580)	(51,983)
Income from investments	2,571
Foreign exchange (loss) gain	(22,798)	199,782
Net (loss) income	(126,807)	147,799
Equity holders of the Company	(126,807)	147,799
Segment Information Member | Silverstrike Project
OPERATING SEGMENTS
Other operating expenses	(7,128)	(12,653)
Total operating expense	(7,128)	(12,653)
Foreign exchange (loss) gain	(59,662)	6
Net (loss) income	(66,790)	(12,647)
Equity holders of the Company	$ (66,790)	$ (12,647)